Selling expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Selling Expenses [Abstract]
Summary Of Selling Expenses

Selling expenses are analysed as follows:

	2021	2020	2019
Shipping and handling costs	54,672	28,749	35,513
Labour costs	24,241	20,077	23,782
Depreciation and amortisation	11,819	12,441	11,805
Customs duties	10,614	6,958	9,261
Commissions to sales representatives	7,503	5,403	8,393
Advertising expenses	5,576	4,837	7,145
Utilities	2,668	2,149	2,457
Insurance costs	1,293	1,421	1,291
Impairment of non-financial assets	1,188	2,450	—
Fairs	807	591	1,864
Samples	687	582	519
Leases	607	483	649
COVID-19 government grants	(299)	(1,534)	—
COVID-19 rent concessions	(1,515)	(1,799)	—
Other	1,770	1,710	2,571
Total	121,631	84,518	105,250